COMMITMENTS AND CONTINGENCIES (DETAILS) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Operating Leased Assets [Table]
Operating leases, rent expense	114,000,000	180,800,000	127,300,000
Future minimum lease payments under non-cancellable operating lease agreements
2013	99,748,000
2014	57,429,000
2015	43,655,000
2016	10,101,000
2017	5,135,000
2018	1,059,000
Total	217,127,000